DETAIL OF SELECTED BALANCE SHEET ACCOUNTS - Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Goodwill [Roll Forward]
Beginning balance	$ 2,150	$ 2,306	$ 1,819
Foreign currency translation adjustment	(173)	(156)
Ending balance	$ 1,977	$ 2,150	$ 1,819